FINANCIAL INCOME	12 Months Ended
Dec. 31, 2025
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 18 – FINANCIAL INCOME

The analysis of financial income for the years ended 31 December 2025, 2024 and 2023 is as follows:

Financial income:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023

Interest income on time deposits	2,697,906	2,263,220	952,565
Interest income on credit sales (*)	1,425,428	1,797,837	703,562
Foreign currency exchange gains	490,169	857,098	4,560,109
Fair value gains on financial assets measured at fair value (Note 4)	66,960	167,046	448,858
Interest income on financial investment (Note 4)	13,097	2,194	2,238
Other	234,554	171,827	21,847

	4,928,114	5,259,222	6,689,179

(*)Interest income on credit sales includes commission income from customers and BNPL interest income.

Foreign currency exchange gains are mainly driven by foreign currency denominated cash and cash equivalents and financial investments.